Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value [Abstract]
Participant-directed investments-at fair value	$ 1,662,815,527	$ 1,468,236,873
EBP, Receivable [Abstract]
Notes receivable from participants	24,341,301	23,158,890
Employer contributions	4,677,576	4,204,078
Other receivables	0	8,100
Total receivables	29,018,877	27,371,068
EBP, Liability [Abstract]
Other liabilities	8,100	0
Total liabilities	8,100	0
NET ASSETS AVAILABLE FOR BENEFITS	$ 1,691,826,304	$ 1,495,607,941